Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Held-to-Maturity Securities

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2022
Held to maturity:
Corporate debt securities and government debt securities
Current	4,038	-	(111)	3,927
Non-Current (1 to 3 years)	15,283	-	(1,214)	14,069

	19,321	-	(1,325)	17,996

At December 31, 2021
Held to maturity:
Corporate debt securities and government debt securities
Current	8,300	43	(19)	8,324
Non-Current (1 to 4 years)	23,966	10	(512)	23,464

	32,266	53	(531)	31,788
*	Fair value is being determined using Level 2 inputs.
**	Including accrued interest in the amount of US$ 227 thousand and US$ 138 thousand as of December 31, 2021 and 2022, respectively.

The accrued interest is presented as part of other receivables on the balance sheet.

Schedule of Reconciliation of Marketable Securities
Activity in marketable securities in 2022	US$ thousands

Balance at January 1, 2021	50,810

Purchases of marketable securities	19,927
Changes in marketable securities, net	(621)
Proceeds from maturity of marketable securities	(37,850)

Balance at January 1, 2022	32,266

Purchases of marketable securities	3,998
Changes in marketable securities, net	(914)
Proceeds from maturity of marketable securities	(16,029)

Balance at December 31, 2022	19,321

Schedule of Investment Securities in an Unrealized Loss Position
	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity:

Corporate debt securities and government debt securities	(301)	4,595	(1,024)	13,401	(1,325)	17,996